Carillon Chartwell Small Cap Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 1.9%
AAR Corp. (a)	11,080	$620,369
Moog, Inc. - Class A	3,441	596,498
		1,216,867

Air Freight & Logistics - 1.3%
Hub Group, Inc. - Class A	21,998	817,666

Automobile Components - 1.6%
Visteon Corp. (a)	12,943	1,004,636

Banks - 19.6%
Columbia Banking System, Inc.	40,592	1,012,365
CVB Financial Corp.	50,446	931,233
First Financial Bancorp	33,540	837,829
FNB Corp.	82,719	1,112,571
Old National Bancorp	55,255	1,170,853
Pacific Premier Bancorp, Inc.	36,461	777,349
Provident Financial Services, Inc.	47,244	811,179
Renasant Corp.	32,849	1,114,567
Sandy Spring Bancorp, Inc.	20,547	574,289
SouthState Corp.	10,843	1,006,447
Towne Bank	36,597	1,251,251
United Bankshares, Inc.	31,625	1,096,439
United Community Banks, Inc.	30,886	868,823
		12,565,195

Chemicals - 6.1%
Ashland, Inc.	12,868	762,944
Avient Corp.	24,052	893,772
Methanex Corp.	23,323	818,404
Minerals Technologies, Inc.	9,539	606,394
Quaker Chemical Corp.	6,529	807,050
		3,888,564

Commercial Services & Supplies - 2.6%
MillerKnoll, Inc.	40,725	779,477
UniFirst Corp.	5,086	884,964
		1,664,441

Consumer Finance - 1.3%
PRA Group, Inc. (a)	39,054	805,293

Containers & Packaging - 1.5%
TriMas Corp.	39,899	934,834

Electric Utilities - 2.8%
TXNM Energy, Inc.	34,213	1,829,711

Electronic Equipment, Instruments & Components - 2.7%
CTS Corp.	12,930	537,242
IPG Photonics Corp. (a)	9,988	630,642
Plexus Corp. (a)	4,519	579,019
		1,746,903

Energy Equipment & Services - 2.6%
Cactus, Inc. - Class A	17,240	790,109
Patterson-UTI Energy, Inc.	108,658	893,169
		1,683,278

Food Products - 4.1%
J&J Snack Foods Corp.	5,395	710,629
Nomad Foods Ltd.	48,070	944,576
TreeHouse Foods, Inc. (a)	36,024	975,890
		2,631,095

Health Care Equipment & Supplies - 4.7%
CONMED Corp.	10,484	633,129
Enovis Corp. (a)	22,845	872,907
Envista Holdings Corp. (a)	45,522	785,710
Integer Holdings Corp. (a)	5,917	698,265
		2,990,011

Hotel & Resort REITs - 2.1%
Pebblebrook Hotel Trust	58,317	590,751
Ryman Hospitality Properties, Inc.	8,408	768,828
		1,359,579

Hotels, Restaurants & Leisure - 2.3%
Jack in the Box, Inc.	21,010	571,262
Six Flags Entertainment Corp.	25,349	904,199
		1,475,461

Household Durables - 1.9%
Helen of Troy Ltd. (a)	7,067	378,014
Tri Pointe Homes, Inc. (a)	26,364	841,539
		1,219,553

Industrial REITs - 2.2%
First Industrial Realty Trust, Inc.	10,750	580,070
STAG Industrial, Inc.	23,528	849,831
		1,429,901

Insurance - 3.4%
Kemper Corp.	15,182	1,014,917
Selective Insurance Group, Inc.	12,529	1,146,904
		2,161,821

Leisure Products - 1.2%
Malibu Boats, Inc. - Class A (a)	25,108	770,313

Machinery - 6.7%
Columbus McKinnon Corp.	39,104	662,031
EnPro, Inc.	3,709	600,079
Gates Industrial Corp. PLC (a)	59,452	1,094,511
Helios Technologies, Inc.	19,766	634,291
JBT Marel Corp.	10,537	1,287,622
		4,278,534

Multi-Utilities - 3.0%
Black Hills Corp.	13,663	828,661
NorthWestern Energy Group, Inc.	18,581	1,075,282
		1,903,943

Office REITs - 0.9%
Highwoods Properties, Inc.	20,645	611,918

Oil, Gas & Consumable Fuels - 2.4%
CNX Resources Corp. (a)	24,385	767,640
Matador Resources Co.	14,659	748,928
		1,516,568

Personal Care Products - 1.3%
Edgewell Personal Care Co.	26,559	828,906

Professional Services - 1.5%
Korn Ferry	14,681	995,812

Real Estate Management & Development - 1.7%
Cushman & Wakefield PLC (a)	109,222	1,116,249

Residential REITs - 1.2%
Independence Realty Trust, Inc.	35,631	756,446

Retail REITs - 1.6%
Kite Realty Group Trust	44,668	999,223

Semiconductors & Semiconductor Equipment - 2.1%
Diodes, Inc. (a)	13,568	585,731
Ichor Holdings Ltd. (a)	32,769	740,907
		1,326,638

Software - 2.5%
Blackbaud, Inc. (a)	12,930	802,306
Progress Software Corp.	15,386	792,533
		1,594,839

Specialized REITs - 1.2%
Four Corners Property Trust, Inc.	26,553	762,071

Specialty Retail - 2.0%
Valvoline, Inc. (a)	27,805	967,892
Victoria's Secret & Co. (a)	17,458	324,370
		1,292,262

Textiles, Apparel & Luxury Goods - 1.0%
Oxford Industries, Inc.	10,714	628,590

Trading Companies & Distributors - 2.8%
Air Lease Corp.	15,224	735,471
Rush Enterprises, Inc. - Class A	19,770	1,055,916
		1,791,387
TOTAL COMMON STOCKS (Cost $56,330,779)		62,598,508

TOTAL INVESTMENTS - 97.8% (Cost $56,330,779)		62,598,508
Other Assets in Excess of Liabilities - 2.2%		1,437,209
TOTAL NET ASSETS - 100.0%		$64,035,717
two		–%

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Chartwell Small Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,598,508	$–	$–	$62,598,508
Total Investments	$62,598,508	$–	$–	$62,598,508

Refer to the Schedule of Investments for further disaggregation of investment categories.